Shareholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of ordinary shares
	Number of shares
	Authorized as of	Issued and outstanding as of
	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020

Ordinary Shares of $0.01 per value each:	100,000,000	100,000,000	59,298,846	59,000,153

Schedule of movement
	Nine months ended September 30,				Year ended December 31,
	2021		2020		2020
	Unaudited		Unaudited
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,892,714	5.15	3,405,188	4.75	3,405,188	4.76
Granted	1,017,001	8.49	1,221,200	3.68	1,492,700	4.91
Expired	(128,234)	7.24	(71,994)	8.67	(74,744)	8.60
Exercised	(298,693)	1.62	(552,403)	0.31	(652,143)	1.00
Forfeited	(100,622)	7.22	(221,981)	8.13	(278,287)	7.94

Share options outstanding at end of period	4,382,166	6.06	3,780,010	5.06	3,892,714	5.15

Share options exercisable at end of period	2,680,002	4.67	2,127,850	4.20	2,161,439	4.45

Schedule of activity in the RSUs granted to employees
	Number of RSUs	Weighted average grant date fair value

Unvested as of December 31, 2020:	-	$-

Granted	228,584	8.28
Forfeited	(8,550)	9.51

Unvested as of September 30, 2021:	220,034	$8.24

Schedule of total compensation cost related to all of the company’s equity-based awards, recognized
	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	Unaudited

Research and development	$1,197	$801	$647	$285	$1,185
Commercial activities	1,014	(115)	217	110	230
General and administrative	1,765	1,283	649	352	1,449

	$3,976	$1,969	$1,513	$748	$2,864

Schedule of fair value of the options
	September 30,		December 31,
	2021	2020	2020
Unaudited

Expected volatility of the share prices	65%-66%	74%-84%	74%-79%
Risk-free interest rate	1.3%-1.6%	0.6%-1.38%	0.6%-1.38%